Related parties transactions and other shareholder matters (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Chief executive officer
Disclosure of transactions between related parties [line items]
Number of ordinary shares purchased in related party transaction (in shares)	3,250
Amount of ordinary shares purchased in related party transaction	£ 5
Chairman
Disclosure of transactions between related parties [line items]
Number of ordinary shares purchased in related party transaction (in shares)	12,000
Amount of ordinary shares purchased in related party transaction	£ 14	£ 28
Non-executive director
Disclosure of transactions between related parties [line items]
Amount of ordinary shares purchased in related party transaction		£ 234
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	126
Consultancy services provided	£ 26
Vivo Capital, OrbiMed And Abingworth | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percent of issued ordinary shares	6.50%